RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - NARRATIVE (Details) - Y		12 Months Ended
	Jan. 01, 2000	Dec. 31, 2000
Land
Disclosure of transactions between related parties [line items]
Every number of years to renegotiate the rental amount for land	3
Buildings
Disclosure of transactions between related parties [line items]
Lease term	20 years
Minimum | Mutual Provision Agreement
Disclosure of transactions between related parties [line items]
Terms to terminate agreements		6 months
Minimum | Land
Disclosure of transactions between related parties [line items]
Lease term	40 years
Maximum | Mutual Provision Agreement
Disclosure of transactions between related parties [line items]
Percentage of profit margin of services		6.00%
Maximum | Land
Disclosure of transactions between related parties [line items]
Lease term	50 years